Stock-Based Compensation - Summary of Weighted-Average and Total Estimated Grant Date Fair Values of Employee Stock Options Granted (Detail) - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Assumptions:
Expected dividend yield	0.00%
Fair value:
Options granted (in thousands)	172
Stock Option Plans [Member] | Employees [Member]
Assumptions:
Expected term (years)	4 years 4 months 24 days	4 years 3 months 18 days
Expected volatility	108.90%	126.00%
Risk-free interest rate	1.90%	2.60%
Expected dividend yield	0.00%	0.00%
Fair value:
Weighted-average estimated grant date fair value per share	$ 6.7	$ 9.6
Options granted (in thousands)	110	120
Total estimated grant date fair value (in thousands)	$ 735	$ 1,161
Stock Option Plans [Member] | Consultants [Member]
Assumptions:
Expected term (years)	4 years 2 months 12 days	9 years 9 months 18 days
Expected volatility	114.20%	117.60%
Risk-free interest rate	1.70%	2.80%
Expected dividend yield	0.00%	0.00%
Fair value:
Weighted-average estimated grant date fair value per share	$ 5.6	$ 11.9
Options granted (in thousands)	62	42
Total estimated grant date fair value (in thousands)	$ 292	$ 497